Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
General and administrative expenses	$ 878,369	$ 1,740,643	$ 306,904
Franchise tax expenses	21,621	63,604
Loss from operations	(899,990)	(1,804,247)	(306,904)
Other income:
Warrant issuance transaction costs			(889,980)
Interest earned on Trust Account	8,319	73,798	82,119
Change in fair value of warrant liabilities	(27,000)	8,946,000	(16,260,669)
Income (loss) before provision for income taxes	(918,671)	7,215,551	(17,375,434)
Provision for income taxes			0
Net income (loss)	(918,671)	7,215,551	$ (17,375,434)
Two Class Method:
Weighted average number of common stock outstanding
Class A Common Stock
Franchise tax expenses	8,319
Other income:
Interest earned on Trust Account	$ 8,319	$ 73,798
Two Class Method:
Weighted average number of common stock outstanding	34,500,000	34,500,000	34,500,000
Net income per share, common stock—basic and diluted	$ 0.00	$ 0.00	$ 0
Class B Common Stock
General and administrative expenses	$ 878,369	$ 1,740,643	$ 201,897
Other income:
Change in fair value of warrant liabilities		(8,946,000)
Net income (loss)	$ 918,671	$ 7,205,357
Two Class Method:
Weighted average number of common stock outstanding	8,625,000	8,625,000	8,030,048
Net income per share, common stock—basic and diluted	$ (0.10)	$ 0.84	$ (2.16)